ETP holders payable	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
ETP holders payable

14.	ETP holders payable

The fair market value of the Company’s ETPs as at September 30, 2026 and December 31, 2025 were as follows:

	September 30, 2026	December 31, 2025
Valour AAVE SEK	923,920	616,350
Valour Aerodome SEK	1,628,422	905,243
Valour Akash SEK	415,424	132,566
Valour Algorand SEK	329,826	152,328
Valour Aptos EUR	2,133	3,000
Valour Aptos SEK	727,970	857,715
Valour Arweave SEK	251,498	220,187
Valour Arbitrum SEK	621,730	277,287
Valour ASI SEK	1,961,258	931,407
Valour Avalanche EUR	108,445	142,626
Valour BCIX STOXX USD	437,496	373,434
Valour Avalanche SEK	7,655,731	9,220,824
Valour Binance EUR	74,463	84,953
Valour Binance SEK	935,841	1,156,463
Valour Bitcoin Carbon Neutral EUR	20,233	15,575
Valour Bitcoin Physical Carbon Neutral USD	917,776	889,656
Valour Bitcoin Cash SEK	120,140	83,327
Valour Bitcoin Staking SEK	3,718,286	3,881,877
Valour Bitcoin Zero EUR	17,314,562	20,476,740
Valour Bitcoin Zero SEK	217,107,701	199,124,760
Valour Bittensor SEK	6,659,485	4,879,220
Valour BTC Staking EUR	120,806	54,774
Valour Cardano EUR	131,975	201,420
Valour Cardano SEK	16,894,679	23,005,260
Valour Celestia (Tia) Sek	72,737	50,886
Valour Chainlink SEK	5,069,291	4,260,531
Valour Core SEK	119,291	206,379
Valour Cosmos EUR	7,367	5,112
Valour Cronos (Cro) Sek	121,940	131,790
Valour Curve DAO SEK	2,205,387	1,391,928
Valour Digital Asset Basket 10 EUR	329,965	476,270
Valour Digital Asset Basket 10 SEK	1,360,220	1,728,809
Valour Dogecoin EUR	207,721	203,516
Valour Dogecoin SEK	4,919,270	6,295,278
Valour Ethereum Physical Staking USD	265,968	292,932
Valour Enjin EUR	9,443	10,116
Valour Ethena (Ena) Sek	986,854	324,078
Valour Ethereum Zero EUR	2,111,992	2,527,907
Valour Ethereum Zero SEK	62,102,236	58,650,705
Valour Fantom SEK	139,146	292,946
Valour Filecoin SEK	143,522	104,428
Valour Flare SEK	42,958	38,686
Valour Floki SEK	34,093	30,504
Valour Four SEK	18,228	10,248
Valour Hedera EUR	11,820,481	1,181,185
Valour Hedera Physical Staking USD	2,051,027	2,431,247
Valour Hedera SEK	6,333,703	4,672,437
Valour Hyperliquid (Hype) Sek	6,298,371	763,491
Valour ICP SEK	2,754,344	1,938,780
Valour ICP USD	3,864,759	2,845,037
Valour Immutable SEK	127,302	60,145
Valour Injective SEK	3,296,999	1,446,640
Valour Iota SEK	128,385	101,737
Valour Jupiter SEK	1,096,908	569,432
Valour Kaspa SEK	1,439,988	1,060,250
Valour KRG BULL BTC X2 SEK	326,288	50,613
Valour KRG BULL ETH X2 SEK	750,646	14,830
Valour Lido SEK	240,734	290,233
Valour Litecoin SEK	254,693	207,192
Valour Mantle (Mnt) Sek	107,478	253,785
Valour Mantra SEK	17,749	30,117
Valour Near SEK	8,180,149	2,479,574
Valour OKB SEK	20,422	29,248
Valour Ondo (Ondo) Sek	1,869,312	614,176
Valour Optimism SEK	26,106	19,050
Valour Pendle SEK	413,458	338,093
Valour Pepe SEK	790,390	137,595
Valour Pi (Pi) Sek	18,026	25,329
Valour Polkadot EUR	47,661	48,121
Valour Polkadot SEK	3,934,570	5,705,512
Valour Polygon SEK	4,210	23,902
Valour PYTH SEK	458,946	276,689
Valour Quant SEK	823,095	70,819
Valour Render EUR	40,893	36,049
Valour Render SEK	3,186,036	2,170,348
Valour Ripple SEK	31,294,929	37,594,228
Valour SEI SEK	1,288,493	1,810,747
Valour Shiba Inu (Shib) Sek	87,352	51,886
Valour Short BTC SEK	385,407	987,903
Valour Sky SEK	79,672	37,632
Valour Solana EUR	4,502,994	5,795,075
Valour Solana SEK	151,844,516	169,092,078
Valour Stacks SEK	-	9,172
Valour Starknet SEK	155,058	216,327
Valour Stellar SEK	1,805,843	724,295
Valour Story SEK	-	7,514
Valour Sui EUR	220,817	174,515
Valour SUI SEK	23,523,925	25,440,018
Valour Tether SEK	186,199	128,098
Valour The Graph SEK	23,786	7,459
Valour Theta SEK	44,849	26,660
Valour Thorchain SEK	297,326	143,906
Valour Toncoin SEK	661,882	721,620
Valour Tron SEK	228,358	99,144
Valour Uniswap EUR	463,725	289,717
Valour Uniswap SEK	3,454,598	2,020,979
Valour Unus Sed Leo SEK	4,964	5,265
Valour Vechain (Vet) Sek	191,498	52,197
Valour Virtuals SEK	1,854,529	1,172,290
Valour Worldcoin SEK	612,701	950,460
Valour Wormhole SEK	143,337	133,785
Valour Zcash SEK	243,116	-
	643,670,432	622,304,667

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

14.	ETP holders payable (continued)

The Company’s ETP certificates are unsecured and trade on the following European stock exchanges: Spotlight Exchange, Deutsche Borse Xetra, Gettex, Frankfurt Exchange, Euronext Amsterdam, Euronext Paris, London Stock Exchange, SIX Swiss Exchange and Lang and Schwarz Exchanges and the B3 exchange in Brazil. The Company’s ETP certificates traded on the Nordic Growth Market (“NGM”) until September 2024. ETPs issued by the Company referencing the performance of digital assets are measured at fair value through profit or loss. Their fair value is a function of the unadjusted quoted price of the digital asset underlying the ETP, less any accumulated management fees. The fair value basis is consistent with the measurement of the underlying digital assets which are measured at fair value. The Company’s policy is to hedge 100% of the market risk by holding directly or indirectly the underlying digital asset. Hedging is done continuously and in direct correspondence to the issuance of certificates to investors.